Bank loans: Syndicated loan (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 COP ($)	Dec. 31, 2024 MXN ($)	Apr. 30, 2024 COP ($)	Apr. 30, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Apr. 30, 2022 COP ($)	Apr. 30, 2022 MXN ($)	Jun. 01, 2015 COP ($)	Jun. 01, 2015 MXN ($)
Bank loans:
Total Loans and Debt	$ 440,000,000	$ 13,359,456			$ 12,224,770			$ 440,000,000	$ 2,897,404
Prepaid Loan			$ 100,000,000	$ 438,712		$ 149,999,914	$ 794,510
Bancolombia, S. A.
Bank loans:
Total Loans and Debt	150,000,000
Prepaid Loan			34,090,909			51,136,744
Banco Ita CorpBanca Colombia S.A.
Bank loans:
Total Loans and Debt	102,000,000
Prepaid Loan			23,181,818			34,772,986
Banco Davivienda, S. A.
Bank loans:
Total Loans and Debt	90,000,000
Prepaid Loan			20,454,545			30,682,039
Banco de Bogot, S. A.
Bank loans:
Total Loans and Debt	37,000,000
Prepaid Loan			10,227,273			12,613,358
Banco de Occidente, S. A.
Bank loans:
Total Loans and Debt	37,000,000
Prepaid Loan			8,409,091			12,613,366
Banco Popular, S. A.
Bank loans:
Total Loans and Debt	8,000,000
Prepaid Loan						2,726,835
Banco AV Villas, S. A.
Bank loans:
Total Loans and Debt	8,000,000
Prepaid Loan			1,818,182			2,727,293
Servicios Financieros, S. A.
Bank loans:
Total Loans and Debt	$ 8,000,000
Prepaid Loan			$ 1,818,182			$ 2,727,293